Financial instruments (Detail 20) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	R$ 42,635,704	R$ 30,149,264
Financial liabilities, at fair value	7,248,466	2,481,610
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other accounts payable	170,299	151,606
Level 2 of fair value hierarchy | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,746,691	1,988,645
Level 2 of fair value hierarchy | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	271,037	291,770
Level 2 and 3 of fair value hierarchy | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	230,738	201,195
Short And Long-Term Investments [Member] | Level 1 and 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,143,722	550,503
Accounts Receivable From Card Issuers [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	41,421,964	29,338,573
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	R$ 70,018	R$ 260,188